Taxation (Details)	12 Months Ended				60 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2027 CNY (¥)
Taxation [Line Items]
Statutory income tax rate	25.00%	25.00%
Income from Delaware state	$ (4,584,463)	¥ (31,106,037)	¥ (12,483,047)	¥ (4,055,592)
Income tax expense (benefit)			(97,342)	(46,054)
Total net operating losses		3,655,681	2,788,726
Less: valuation allowance		4,004,104	2,918,353	¥ 1,969,757
Underpayment of tax liability		¥ 100,000
Percentage of omission of reported income	25.00%	25.00%
Unrecognized uncertain tax positions
Foreign Tax Jurisdiction [Member]
Taxation [Line Items]
Statutory income tax rate	21.00%	21.00%	21.00%	21.00%
PRC [Member]
Taxation [Line Items]
Total net operating losses		¥ 45,441,051	¥ 41,413,435
Less: valuation allowance		¥ 4,004,104	2,918,353
PRC [Member] | Forecast [Member]
Taxation [Line Items]
Income tax rate					20.00%
PRC [Member] | Foreign Tax Jurisdiction [Member] | Forecast [Member]
Taxation [Line Items]
Income tax expense (benefit)					¥ 3,000,000
Income tax rate					25.00%
Americas [Member] | Domestic Tax Jurisdiction [Member]
Taxation [Line Items]
Statutory income tax rate	21.00%	21.00%
Effective income tax rate reconciliation, state and local income taxes, percent	8.70%	8.70%
Income from Delaware state
Hong Kong [Member] | Foreign Tax Jurisdiction [Member]
Taxation [Line Items]
Income tax expense (benefit)		¥ 2,000,000
Income tax rate	8.25%	8.25%
Hong Kong [Member] | Foreign Tax Jurisdiction [Member] | Maximum [Member]
Taxation [Line Items]
Income tax expense (benefit)		¥ 2,000,000
Income tax rate	16.50%	16.50%